DBX ETF Trust | 1
Schedule of Investments
Xtrackers MSCI EAFE Hedged Equity ETF
February 28, 2026 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 98.1%
Australia — 6.5%
ANZ Group Holdings Ltd.
1,169,388 33,321,090
APA Group (a)
484,025 3,168,999
Aristocrat Leisure Ltd.
208,732 7,142,002
ASX Ltd.
73,818 2,782,126
BHP Group Ltd.
1,972,429 81,988,904
Brambles Ltd.
526,630 9,399,389
CAR Group Ltd.
140,740 2,656,180
Cochlear Ltd.
25,930 3,672,349
Coles Group Ltd.
517,686 7,574,536
Commonwealth Bank of
Australia
649,096 80,662,079
Computershare Ltd.
201,165 4,436,500
CSL Ltd.
188,354 19,672,024
Evolution Mining Ltd.
796,919 9,402,973
Fortescue Ltd.
655,902 9,867,575
Goodman Group REIT
800,201 16,480,262
Insurance Australia Group Ltd.
933,963 4,426,601
Lottery Corp. Ltd.
858,696 3,367,112
Lynas Rare Earths Ltd. *
355,205 4,797,796
Macquarie Group Ltd.
139,985 21,266,949
Medibank Pvt Ltd.
1,099,926 3,428,499
National Australia Bank Ltd.
1,189,973 41,512,311
Northern Star Resources Ltd.
522,436 11,257,850
Origin Energy Ltd.
672,378 5,813,749
Pro Medicus Ltd.
22,601 2,090,920
Qantas Airways Ltd.
268,942 1,904,356
QBE Insurance Group Ltd.
590,284 9,128,244
REA Group Ltd. (b)
20,295 2,403,160
Rio Tinto Ltd. (b)
145,406 17,315,005
Santos Ltd. (b)
1,253,532 6,030,435
Scentre Group REIT
2,048,660 5,569,289
SGH Ltd.
79,521 2,642,806
Sigma Healthcare Ltd. (b)
1,965,655 3,972,758
Sonic Healthcare Ltd.
176,265 2,989,211
South32 Ltd.
1,759,135 5,758,687
Stockland REIT
946,783 3,443,007
Suncorp Group Ltd.
428,483 4,461,125
Telstra Group Ltd.
1,540,266 5,677,955
Transurban Group (a)
1,217,913 12,428,878
Vicinity Ltd. REIT
1,559,823 2,719,618
Washington H Soul Pattinson &
Co. Ltd.
134,984 3,674,348
Wesfarmers Ltd.
440,563 24,962,995
Westpac Banking Corp.
1,326,953 40,171,636
WiseTech Global Ltd.
77,804 2,632,253
Woodside Energy Group Ltd.
737,706 14,862,425
Woolworths Group Ltd.
475,004 12,169,319
(Cost $412,125,625)
575,106,285
Number
of Shares Value $
Austria — 0.3%
BAWAG Group AG, 144A *
30,044 4,686,002
Erste Group Bank AG
118,818 14,137,821
OMV AG
59,692 3,865,160
Raiffeisen Bank International AG
51,604 2,576,817
Verbund AG
27,317 1,946,351
(Cost $15,778,743)
27,212,151
Belgium — 0.9%
Ageas SA/NV
57,525 4,275,413
Anheuser-Busch InBev SA/NV
384,101 31,234,236
D'ieteren Group
8,622 1,868,436
Elia Group SA/NV
17,045 2,714,924
Financiere de Tubize SA
7,865 2,104,930
Groupe Bruxelles Lambert NV
29,137 2,928,127
KBC Group NV
88,878 12,056,103
Lotus Bakeries NV
172 2,138,036
Sofina SA
6,361 1,892,570
Syensqo SA
27,374 1,564,534
UCB SA
49,082 14,632,222
(Cost $50,607,837)
77,409,531
Chile — 0.1%
Antofagasta PLC
(Cost $2,672,248)
151,027 8,686,731
China — 0.1%
Yangzijiang Shipbuilding
Holdings Ltd.
(Cost $2,166,465)
1,034,926 3,550,936
Czech Republic — 0.0%
CSG NV *
(Cost $2,754,259)
76,741 2,886,256
Denmark — 1.5%
A.P. Moller — Maersk A/S, Class
A (b)
1,046 2,563,888
A.P. Moller — Maersk A/S, Class
B (b)
1,630 4,040,460
Carlsberg AS, Class B
37,235 5,789,337
Coloplast A/S, Class B
44,799 3,457,194
Danske Bank A/S
258,058 13,470,957
Demant A/S * (b)
35,721 1,111,692
DSV A/S
79,448 20,547,980
Genmab A/S *
23,608 6,901,035
Novo Nordisk A/S, Class B
1,249,747 47,016,701
Novonesis (Novozymes) B, Class
B
134,720 7,999,772
Orsted AS, 144A *
203,783 4,833,868
Pandora A/S
30,394 2,403,220
ROCKWOOL A/S, Class B
37,795 1,252,442
Tryg A/S
135,684 3,360,129
Vestas Wind Systems A/S
391,670 10,061,799
(Cost $131,058,870)
134,810,474

2 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI EAFE Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
Finland — 1.1%
Elisa OYJ
57,606 2,956,843
Fortum OYJ (b)
170,039 3,980,190
Kesko OYJ, Class B
104,484 2,575,342
Kone OYJ, Class B (b)
129,668 9,808,877
Metso Corp.
252,080 5,273,575
Neste OYJ
166,193 4,159,197
Nokia OYJ
2,055,419 15,747,592
Nordea Bank Abp
1,203,459 23,392,034
Orion OYJ, Class B
41,351 3,307,847
Sampo OYJ, Class A
932,903 10,348,570
Stora Enso OYJ, Class R
231,804 3,151,217
UPM-Kymmene OYJ
195,134 6,220,792
Wartsila OYJ Abp
193,601 8,441,211
(Cost $64,740,544)
99,363,287
France — 9.8%
Accor SA
75,689 4,405,528
Aeroports de Paris SA
14,370 2,010,385
Air Liquide SA
225,502 47,492,645
Airbus SE
230,652 50,212,510
Alstom SA *
133,157 4,451,104
Amundi SA, 144A
24,178 2,315,497
AXA SA
649,169 31,802,251
Ayvens SA, 144A
137,657 1,756,681
BioMerieux
16,073 1,899,187
BNP Paribas SA
389,776 43,983,446
Bollore SE
286,311 1,676,641
Bouygues SA
72,410 4,507,286
Bureau Veritas SA
129,888 4,515,257
Capgemini SE
59,795 7,556,426
Carrefour SA
232,141 4,401,111
Cie de Saint-Gobain SA
172,403 17,568,082
Cie Generale des Etablissements
Michelin SCA
254,180 10,331,672
Covivio SA REIT
18,933 1,390,373
Credit Agricole SA
404,736 8,983,671
Danone SA
251,601 21,595,287
Dassault Aviation SA
7,880 3,152,710
Dassault Systemes SE
262,749 5,759,115
Eiffage SA
27,256 4,708,475
Engie SA
709,411 24,250,301
EssilorLuxottica SA
116,998 31,132,759
Gecina SA REIT
18,898 1,751,780
Getlink SE
119,171 2,593,767
Hermes International SCA
12,289 29,752,899
Ipsen SA
14,341 2,797,675
Kering SA
28,069 9,482,261
Klepierre SA REIT (b)
84,824 3,570,125
Legrand SA
101,513 18,453,976
L'Oreal SA
93,218 43,772,205
Number
of Shares Value $
LVMH Moet Hennessy Louis
Vuitton SE
96,555 62,076,079
Orange SA
720,806 15,492,513
Pernod Ricard SA
78,704 7,277,923
Publicis Groupe SA
88,875 7,920,214
Renault SA
73,594 2,792,245
Rexel SA
85,220 3,712,662
Safran SA
137,683 55,313,358
Sanofi SA
426,635 41,438,028
Sartorius Stedim Biotech
10,899 2,358,011
Schneider Electric SE
212,815 69,579,640
Societe Generale SA
267,609 23,355,050
Sodexo SA
35,887 1,967,551
Thales SA
35,819 10,788,326
TotalEnergies SE
771,094 61,300,510
Unibail-Rodamco-Westfield
REIT *
48,168 6,041,564
Veolia Environnement SA
242,778 10,315,726
Vinci SA
190,587 31,696,584
(Cost $550,481,453)
867,459,072
Germany — 8.8%
adidas AG
66,325 12,398,082
Allianz SE
147,865 66,776,992
BASF SE
345,996 19,909,980
Bayer AG
381,483 18,936,454
Bayerische Motoren Werke AG
108,781 11,498,805
Beiersdorf AG
37,704 4,795,923
Brenntag SE
44,572 2,754,448
Commerzbank AG
284,383 11,643,342
Continental AG
42,803 3,698,121
CTS Eventim AG & Co. KGaA
24,049 1,956,463
Daimler Truck Holding AG
183,854 9,347,925
Delivery Hero SE, 144A *
74,489 1,729,960
Deutsche Bank AG (c)
704,612 25,222,712
Deutsche Boerse AG
73,109 20,076,026
Deutsche Lufthansa AG
234,023 2,513,030
Deutsche Post AG
357,666 21,173,184
Deutsche Telekom AG
1,427,189 57,488,275
E.ON SE
871,270 20,260,429
Evonik Industries AG
105,359 1,841,241
Fresenius Medical Care AG
86,781 4,045,223
Fresenius SE & Co. KGaA
158,586 9,537,914
GEA Group AG
57,095 4,445,845
Hannover Rueck SE
23,456 7,145,089
Heidelberg Materials AG
51,815 11,605,132
Henkel AG & Co. KGaA
41,159 3,732,622
Hensoldt AG
26,407 2,321,468
HOCHTIEF AG
6,102 2,974,899
Infineon Technologies AG
504,595 27,322,234
Knorr-Bremse AG
27,291 3,595,548
LEG Immobilien SE
29,250 2,446,977

DBX ETF Trust | 3
Schedule of Investments
Xtrackers MSCI EAFE Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
Mercedes-Benz Group AG
281,765 19,643,092
Merck KGaA
49,767 7,544,647
MTU Aero Engines AG
20,701 8,937,800
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
50,683 33,273,259
Nemetschek SE
18,825 1,508,118
Rational AG
2,102 1,834,231
Rheinmetall AG
17,849 35,083,869
RWE AG
244,897 15,782,267
SAP SE
404,856 81,783,534
Scout24 SE, 144A
29,111 2,485,225
Siemens AG
295,094 86,264,252
Siemens Energy AG
300,750 59,150,745
Siemens Healthineers AG, 144A
132,022 6,573,726
Symrise AG
52,599 4,821,676
Talanx AG
26,516 3,352,452
Vonovia SE
292,465 9,914,601
Zalando SE, 144A *
87,558 2,146,766
(Cost $463,709,371)
773,294,603
Hong Kong — 2.1%
AIA Group Ltd.
4,074,408 45,205,232
BOC Hong Kong Holdings Ltd.
1,451,346 8,329,554
CK Asset Holdings Ltd.
736,682 4,687,480
CK Hutchison Holdings Ltd.
1,015,875 8,362,394
CK Infrastructure Holdings Ltd.
254,289 2,159,867
CLP Holdings Ltd.
637,791 6,049,044
Futu Holdings Ltd., ADR *
21,423 3,188,599
Galaxy Entertainment Group Ltd.
730,971 3,901,801
Henderson Land Development
Co. Ltd.
570,614 2,584,881
HKT Trust & HKT Ltd. (a)
1,455,426 2,295,672
Hong Kong & China Gas Co. Ltd.
4,303,678 4,186,286
Hong Kong Exchanges &
Clearing Ltd.
466,656 24,992,825
Hongkong Land Holdings Ltd.
429,340 3,722,378
Jardine Matheson Holdings Ltd.
62,547 5,160,127
Link REIT
1,003,583 4,972,119
MTR Corp. Ltd.
640,937 3,059,103
Power Assets Holdings Ltd.
518,936 4,208,719
Prudential PLC
990,429 15,182,809
Sino Land Co. Ltd.
1,421,308 2,321,793
SITC International Holdings Co.
Ltd.
550,136 2,347,258
Sun Hung Kai Properties Ltd.
569,331 10,624,834
Swire Pacific Ltd., Class A
139,082 1,495,993
Techtronic Industries Co. Ltd.
573,405 9,352,261
WH Group Ltd., 144A
3,182,351 4,002,650
Wharf Holdings Ltd.
414,224 1,371,322
Wharf Real Estate Investment
Co. Ltd.
643,448 2,376,927
(Cost $130,914,152)
186,141,928
Number
of Shares Value $
Ireland — 0.7%
AerCap Holdings NV
65,096 9,727,946
AIB Group PLC
824,808 8,625,155
Bank of Ireland Group PLC
375,867 7,343,603
Experian PLC
355,143 13,334,039
Kerry Group PLC, Class A
62,218 5,535,818
Kingspan Group PLC
59,880 5,968,122
Ryanair Holdings PLC
314,753 10,197,838
(Cost $40,314,226)
60,732,521
Israel — 1.0%
Azrieli Group Ltd.
14,233 2,045,034
Bank Hapoalim BM
477,112 12,030,606
Bank Leumi Le-Israel BM
581,400 14,062,657
Check Point Software
Technologies Ltd. *
33,810 5,141,487
Elbit Systems Ltd.
10,863 8,318,729
ICL Group Ltd.
281,584 1,331,245
Israel Discount Bank Ltd., Class
A
492,023 5,954,349
Mizrahi Tefahot Bank Ltd.
63,501 4,755,582
Monday.com Ltd. *
17,778 1,291,394
Nice Ltd. *
23,728 2,688,961
Nova Ltd. *
11,827 5,190,877
Phoenix Financial Ltd.
84,652 4,323,667
Teva Pharmaceutical Industries
Ltd., ADR *
444,530 15,051,786
Tower Semiconductor Ltd. *
43,651 5,516,641
(Cost $47,899,183)
87,703,015
Italy — 3.0%
Banca Mediolanum SpA
84,147 1,813,570
Banca Monte dei Paschi di Siena
SpA
776,853 7,616,984
Banco BPM SpA
444,417 6,582,423
BPER Banca SPA
579,362 8,221,741
Buzzi SpA
30,211 1,748,456
Davide Campari-Milano NV
229,177 1,727,135
Enel SpA
3,159,990 38,062,834
Eni SpA
791,571 18,384,669
Ferrari NV
48,967 18,596,026
FinecoBank Banca Fineco SpA
235,398 5,560,148
Generali
331,650 14,170,305
Intesa Sanpaolo SpA
5,419,043 37,362,355
Italgas SpA
237,051 3,064,290
Leonardo SpA
157,880 10,596,105
Moncler SpA
91,975 6,351,127
Poste Italiane SpA, 144A
179,907 4,836,155
Prysmian SpA
109,318 13,239,949
Recordati Industria Chimica e
Farmaceutica SpA
45,322 2,593,013
Snam SpA
784,356 6,107,584
Telecom Italia SpA *
4,388,328 3,298,857
Telecom Italia SpA-RSP *
2,354,835 2,064,040

4 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI EAFE Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
Terna - Rete Elettrica Nazionale
534,222 6,438,619
UniCredit SpA
543,076 46,465,428
Unipol Assicurazioni SpA
140,471 3,512,151
(Cost $137,201,897)
268,413,964
Japan — 22.9%
Advantest Corp.
297,232 51,104,148
Aeon Co. Ltd.
851,778 12,144,102
AGC, Inc.
75,417 3,346,715
Aisin Corp.
186,805 3,324,846
Ajinomoto Co., Inc.
353,994 11,261,436
ANA Holdings, Inc.
61,900 1,348,866
Asahi Group Holdings Ltd.
580,962 6,322,447
Asahi Kasei Corp.
498,200 5,884,352
Asics Corp.
268,777 8,250,997
Astellas Pharma, Inc.
698,564 11,637,142
Bandai Namco Holdings, Inc.
220,387 5,989,322
Bridgestone Corp.
440,912 10,717,523
Canon, Inc.
332,397 10,135,911
Capcom Co. Ltd.
136,000 3,129,049
Central Japan Railway Co.
297,939 8,791,361
Chiba Bank Ltd.
207,300 3,088,958
Chubu Electric Power Co., Inc.
267,432 4,516,709
Chugai Pharmaceutical Co. Ltd.
261,469 17,504,936
Dai Nippon Printing Co. Ltd.
153,600 3,196,619
Daifuku Co. Ltd.
123,263 5,108,431
Dai-ichi Life Holdings, Inc.
1,363,903 14,070,040
Daiichi Sankyo Co. Ltd.
698,680 13,708,293
Daikin Industries Ltd.
102,347 13,051,839
Daito Trust Construction Co. Ltd.
117,765 2,714,782
Daiwa House Industry Co. Ltd.
213,408 7,711,468
Daiwa Securities Group, Inc.
531,887 5,606,160
Denso Corp.
675,176 9,727,826
Disco Corp.
35,881 17,347,136
East Japan Railway Co.
371,393 9,179,887
Ebara Corp.
181,700 6,448,189
Eisai Co. Ltd.
104,452 3,505,478
ENEOS Holdings, Inc.
1,047,928 9,985,060
FANUC Corp.
362,228 16,498,753
Fast Retailing Co. Ltd.
74,060 32,736,924
Fuji Electric Co. Ltd.
54,300 4,836,634
FUJIFILM Holdings Corp.
433,324 9,001,396
Fujikura Ltd.
97,678 16,740,958
Fujitsu Ltd.
680,014 15,623,797
Hankyu Hanshin Holdings, Inc.
91,640 2,672,943
Hikari Tsushin, Inc.
6,909 1,955,924
Hitachi Ltd.
1,777,943 59,498,160
Honda Motor Co. Ltd.
1,439,010 14,600,655
Hoya Corp.
129,933 23,517,153
Hulic Co. Ltd.
180,500 2,391,410
Ibiden Co. Ltd.
93,050 5,682,566
Idemitsu Kosan Co. Ltd.
301,647 2,880,003
Number
of Shares Value $
IHI Corp.
390,558 10,761,509
Inpex Corp.
339,993 8,273,130
Isuzu Motors Ltd.
209,100 3,907,779
ITOCHU Corp.
2,311,198 33,595,360
Japan Airlines Co. Ltd.
58,443 1,208,043
Japan Exchange Group, Inc.
396,256 5,418,658
Japan Post Bank Co. Ltd.
693,687 13,597,003
Japan Post Holdings Co. Ltd.
690,046 8,996,469
Japan Post Insurance Co. Ltd.
64,900 2,120,320
Japan Tobacco, Inc.
463,624 17,774,257
JFE Holdings, Inc. (b)
226,685 3,194,188
JX Advanced Metals Corp.
217,200 5,784,489
Kajima Corp.
164,200 7,509,470
Kansai Electric Power Co., Inc.
375,967 6,796,368
Kao Corp.
176,815 7,556,516
Kawasaki Heavy Industries Ltd.
60,900 7,118,942
Kawasaki Kisen Kaisha Ltd. (b)
140,499 2,260,903
KDDI Corp.
1,136,652 19,440,960
Keyence Corp.
75,533 31,951,526
Kikkoman Corp. (b)
271,110 2,604,073
Kioxia Holdings Corp. *
73,847 10,029,743
Kirin Holdings Co. Ltd.
303,823 5,266,538
Komatsu Ltd.
366,985 17,702,417
Konami Group Corp.
39,637 5,286,964
Kubota Corp.
376,266 7,652,296
Kyocera Corp.
491,763 8,702,251
Kyowa Kirin Co. Ltd.
95,300 1,760,577
Lasertec Corp. (b)
30,819 6,642,766
LY Corp.
1,010,073 2,516,046
M3, Inc. (b)
167,842 1,846,461
Makita Corp.
86,400 3,349,995
Marubeni Corp.
549,087 21,124,546
MatsukiyoCocokara & Co.
127,000 2,105,485
MINEBEA MITSUMI, Inc.
142,020 3,059,298
Mitsubishi Chemical Group
Corp.
501,900 3,729,741
Mitsubishi Corp.
1,251,388 42,390,052
Mitsubishi Electric Corp.
737,029 28,274,842
Mitsubishi Estate Co. Ltd.
412,351 13,936,468
Mitsubishi HC Capital, Inc.
354,721 3,438,975
Mitsubishi Heavy Industries Ltd.
1,243,594 39,928,155
Mitsubishi UFJ Financial Group,
Inc.
4,374,181 83,147,673
Mitsui & Co. Ltd.
959,881 36,092,730
Mitsui Fudosan Co. Ltd.
1,023,264 13,802,745
Mitsui OSK Lines Ltd.
132,700 4,926,806
Mizuho Financial Group, Inc.
965,948 44,232,025
MonotaRO Co. Ltd.
97,000 1,292,277
MS&AD Insurance Group
Holdings, Inc.
498,526 13,969,518
Murata Manufacturing Co. Ltd.
643,585 16,929,832
NEC Corp.
503,644 13,977,480

DBX ETF Trust | 5
Schedule of Investments
Xtrackers MSCI EAFE Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
Nexon Co. Ltd.
147,606 3,138,985
Nidec Corp.
334,592 5,274,969
Nintendo Co. Ltd.
427,972 24,650,902
Nippon Building Fund, Inc. REIT
3,086 2,871,295
Nippon Paint Holdings Co. Ltd.
372,010 2,756,159
Nippon Sanso Holdings Corp.
65,600 2,517,471
Nippon Steel Corp.
1,867,097 7,603,968
Nippon Yusen KK (b)
157,674 5,420,880
Nissan Motor Co. Ltd. *
885,642 2,456,761
Nitori Holdings Co. Ltd. (b)
160,905 3,222,943
Nitto Denko Corp.
260,122 6,058,103
Nomura Holdings, Inc.
1,157,710 10,767,930
Nomura Research Institute Ltd.
149,490 4,180,340
NTT, Inc.
11,571,438 11,359,149
Obayashi Corp.
249,545 7,056,579
Obic Co. Ltd.
130,200 3,501,681
Olympus Corp.
436,850 4,274,369
Oracle Corp.
16,600 1,002,601
Oriental Land Co. Ltd.
421,800 7,605,986
ORIX Corp.
450,470 15,989,211
Osaka Gas Co. Ltd.
139,888 5,836,841
Otsuka Corp.
90,700 1,828,926
Otsuka Holdings Co. Ltd.
169,184 11,602,860
Pan Pacific International
Holdings Corp.
719,312 4,790,347
Panasonic Holdings Corp.
904,668 14,696,909
Rakuten Group, Inc. *
602,786 3,196,408
Recruit Holdings Co. Ltd.
546,209 24,014,798
Renesas Electronics Corp.
694,000 13,194,288
Resona Holdings, Inc.
809,525 9,903,612
Ryohin Keikaku Co. Ltd.
198,100 4,562,903
Sanrio Co. Ltd. (b)
72,300 2,650,977
SBI Holdings, Inc.
219,192 4,702,034
SCREEN Holdings Co. Ltd. (b)
31,578 4,635,646
Secom Co. Ltd.
150,847 5,832,384
Seibu Holdings, Inc.
82,400 2,448,282
Sekisui Chemical Co. Ltd.
148,000 2,889,585
Sekisui House Ltd.
229,882 5,632,046
Seven & i Holdings Co. Ltd. (b)
807,478 11,352,210
Shimadzu Corp.
89,500 2,498,194
Shimano, Inc.
29,194 3,133,170
Shimizu Corp.
195,116 4,364,231
Shin-Etsu Chemical Co. Ltd.
655,069 25,873,055
Shionogi & Co. Ltd.
287,910 6,755,049
Shiseido Co. Ltd.
154,057 3,255,455
SMC Corp.
22,437 10,835,965
SoftBank Corp.
11,037,576 15,111,156
SoftBank Group Corp.
1,440,067 37,706,490
Sompo Holdings, Inc.
344,295 13,768,273
Sony Financial Group, Inc. *
2,424,180 2,482,159
Sony Group Corp.
2,385,414 55,646,676
Subaru Corp.
211,349 4,014,772
Number
of Shares Value $
Sumitomo Corp.
420,578 17,944,554
Sumitomo Electric Industries
Ltd.
277,140 18,412,112
Sumitomo Metal Mining Co. Ltd.
96,700 7,817,613
Sumitomo Mitsui Financial
Group, Inc.
1,422,109 54,611,390
Sumitomo Mitsui Trust Holdings,
Inc.
249,562 8,762,197
Sumitomo Realty &
Development Co. Ltd.
242,406 8,208,260
Suntory Beverage & Food Ltd.
55,509 1,747,752
Suzuki Motor Corp.
612,281 9,294,094
Sysmex Corp.
195,321 1,841,082
T&D Holdings, Inc.
180,374 4,867,262
Taisei Corp.
55,648 7,247,977
Takeda Pharmaceutical Co. Ltd.
613,993 22,878,528
TDK Corp.
746,920 11,596,117
Terumo Corp.
510,859 6,902,395
TIS, Inc.
78,600 1,622,684
Toho Co. Ltd. (b)
193,400 1,938,149
Tokio Marine Holdings, Inc.
712,544 29,781,159
Tokyo Electron Ltd.
173,856 48,995,630
Tokyo Gas Co. Ltd.
121,680 5,965,370
Tokyu Corp.
189,110 2,418,898
TOPPAN Holdings, Inc.
93,389 3,208,350
Toray Industries, Inc.
541,743 4,648,517
Toyota Industries Corp. (b)
63,822 8,267,660
Toyota Motor Corp.
3,679,407 90,120,909
Toyota Tsusho Corp.
263,671 11,798,629
Tsuruha Holdings, Inc. (b)
80,614 1,355,052
Unicharm Corp.
448,800 3,073,618
West Japan Railway Co.
154,075 3,309,112
Yamaha Motor Co. Ltd. (b)
359,922 2,864,810
Yokogawa Electric Corp.
84,581 3,382,373
Yokohama Financial Group, Inc.
398,817 4,315,953
Zensho Holdings Co. Ltd.
37,600 2,390,615
ZOZO, Inc.
159,991 1,166,905
(Cost $1,171,474,999)
2,029,163,678
Luxembourg — 0.2%
ArcelorMittal SA (b)
165,476 10,847,815
CVC Capital Partners PLC, 144A
86,279 1,232,543
Eurofins Scientific SE
45,122 3,634,032
Tenaris SA
143,486 3,919,838
(Cost $10,406,452)
19,634,228
Macau — 0.0%
Sands China Ltd.
(Cost $3,301,727)
983,592 2,226,579
Mexico — 0.1%
Fresnillo PLC
(Cost $2,236,849)
87,046 4,973,843

6 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI EAFE Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
Netherlands — 5.3%
ABN AMRO Bank NV CVA, 144A
221,997 7,439,164
Adyen NV, 144A *
9,735 11,443,069
Aegon Ltd.
474,731 3,609,104
Akzo Nobel NV
68,152 4,801,107
Argenx SE *
24,150 18,759,343
ASM International NV
18,003 15,192,719
ASML Holding NV
150,588 219,464,911
ASR Nederland NV
61,480 4,463,298
BE Semiconductor Industries NV
28,412 6,358,469
Euronext NV, 144A
30,827 5,099,529
EXOR NV
36,816 3,234,360
Ferrovial SE
199,352 14,877,621
Heineken Holding NV
48,043 4,155,392
Heineken NV
110,430 10,250,837
ING Groep NV
1,133,423 32,985,815
JDE Peet's NV
66,213 2,480,124
Koninklijke Ahold Delhaize NV
346,696 17,111,343
Koninklijke KPN NV
1,477,472 8,381,500
Koninklijke Philips NV
291,294 9,320,753
Magnum Ice Cream Co. NV *
172,977 2,739,073
Magnum Ice Cream Co. NV *
18,732 297,389
Nebius Group NV * (b)
83,496 7,614,000
NN Group NV
101,545 8,315,006
Prosus NV *
506,887 26,059,797
QIAGEN NV
80,167 3,974,677
Randstad NV
38,240 1,257,482
Stellantis NV
773,192 6,341,327
Universal Music Group NV
423,203 9,556,089
Wolters Kluwer NV
87,976 7,079,166
(Cost $242,980,049)
472,662,464
New Zealand — 0.2%
Auckland International Airport
Ltd.
677,673 3,723,561
Contact Energy Ltd.
322,066 1,794,747
Fisher & Paykel Healthcare Corp.
Ltd.
231,488 5,679,297
Infratil Ltd.
346,923 2,334,902
Meridian Energy Ltd.
440,205 1,494,563
Xero Ltd. * (b)
63,845 3,777,491
(Cost $17,412,746)
18,804,561
Norway — 0.6%
Aker BP ASA
124,118 3,735,954
DNB Bank ASA
349,459 11,081,044
Equinor ASA
296,940 8,794,243
Gjensidige Forsikring ASA
74,445 2,101,431
Kongsberg Gruppen ASA
169,268 6,868,062
Mowi ASA
184,353 4,346,933
Norsk Hydro ASA
549,305 5,091,945
Orkla ASA
267,308 3,657,517
Salmar ASA
26,812 1,604,496
Number
of Shares Value $
Telenor ASA
225,756 4,185,899
Yara International ASA
61,804 3,124,553
(Cost $35,722,472)
54,592,077
Poland — 0.0%
InPost SA *
(Cost $1,662,798)
93,106 1,672,215
Portugal — 0.2%
Banco Comercial Portugues SA,
Class R
2,811,812 2,962,287
EDP SA
1,241,684 6,625,762
Galp Energia SGPS SA
169,885 3,657,415
Jeronimo Martins SGPS SA
107,754 2,834,192
(Cost $11,711,007)
16,079,656
Singapore — 1.6%
CapitaLand Ascendas REIT
1,619,519 3,444,151
CapitaLand Integrated
Commercial Trust REIT
2,329,098 4,511,258
CapitaLand Investment Ltd.
957,124 2,315,439
DBS Group Holdings Ltd.
828,720 37,423,106
Grab Holdings Ltd., Class A *
932,870 3,936,711
Keppel Ltd.
544,621 5,631,783
Oversea-Chinese Banking Corp.
Ltd.
1,294,514 21,931,722
Sea Ltd., ADR *
153,489 16,645,882
Sembcorp Industries Ltd. (b)
316,321 1,530,464
Singapore Airlines Ltd.
612,850 3,478,744
Singapore Exchange Ltd.
318,332 4,580,317
Singapore Technologies
Engineering Ltd.
620,500 4,890,810
Singapore Telecommunications
Ltd.
2,837,221 11,304,920
United Overseas Bank Ltd.
488,491 14,277,423
Wilmar International Ltd.
769,920 2,142,555
(Cost $86,620,598)
138,045,285
Spain — 3.6%
Acciona SA
9,926 2,894,611
ACS Actividades de
Construccion y Servicios SA
69,733 9,030,664
Aena Sme SA, 144A
287,819 9,070,125
Amadeus IT Group SA
173,242 10,796,030
Banco Bilbao Vizcaya Argentaria
SA
2,208,473 51,538,287
Banco de Sabadell SA
1,885,463 7,146,990
Banco Santander SA
5,694,107 72,596,863
Bankinter SA
256,037 4,288,413
CaixaBank SA
1,510,065 18,770,773
Cellnex Telecom SA, 144A *
180,241 6,844,949
EDP Renovaveis SA
120,803 1,907,019
Endesa SA
125,773 5,137,568
Grifols SA (b)
123,885 1,556,047
Iberdrola SA
2,502,949 59,297,606
Indra Sistemas SA
30,642 2,271,965

DBX ETF Trust | 7
Schedule of Investments
Xtrackers MSCI EAFE Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
Industria de Diseno Textil SA
422,875 28,391,218
Mapfre SA
362,256 1,690,766
Naturgy Energy Group SA
97,357 3,030,077
Redeia Corp. SA
157,025 2,918,558
Repsol SA
432,606 9,719,852
Telefonica SA
1,459,861 6,641,146
(Cost $162,945,024)
315,539,527
Sweden — 3.7%
AddTech AB, Class B
101,786 3,772,608
Alfa Laval AB
115,212 6,827,775
Assa Abloy AB, Class B
393,730 16,817,569
Atlas Copco AB, Class A
1,030,775 22,270,887
Atlas Copco AB, Class B
591,514 11,129,055
Beijer Ref AB
152,418 2,391,556
Boliden AB *
106,738 8,482,192
Epiroc AB, Class A
250,239 7,536,885
Epiroc AB, Class B
161,163 4,195,279
EQT AB
194,528 6,035,634
Essity AB, Class B
234,902 7,475,668
Evolution AB, 144A
48,152 2,925,092
Fastighets AB Balder, Class B *
263,856 1,985,145
H & M Hennes & Mauritz AB,
Class B (b)
194,525 4,152,263
Hexagon AB, Class B
820,448 9,351,777
Holmen AB, Class B (b)
32,277 1,274,977
Industrivarden AB, Class A
40,118 2,286,401
Industrivarden AB, Class C
63,610 3,606,230
Indutrade AB
100,009 2,601,147
Investment AB Latour, Class B
57,602 1,471,379
Investor AB, Class B
710,686 29,737,875
L E Lundbergforetagen AB,
Class B
30,373 1,995,125
Lifco AB, Class B
97,183 3,464,209
Nibe Industrier AB, Class B
608,923 2,500,418
Saab AB, Class B
122,238 8,847,347
Sagax AB, Class B
84,975 1,797,845
Sandvik AB
409,338 18,109,974
Securitas AB, Class B
189,312 3,369,936
Skandinaviska Enskilda Banken
AB, Class A
569,820 12,169,491
Skanska AB, Class B
131,674 4,054,829
SKF AB, Class B
139,228 4,003,676
Spotify Technology SA *
60,464 31,135,332
Svenska Cellulosa AB SCA,
Class B
240,856 3,277,633
Svenska Handelsbanken AB,
Class A
569,173 9,116,755
Swedbank AB, Class A
334,213 12,875,989
Swedish Orphan Biovitrum AB *
75,277 3,297,059
Tele2 AB, Class B
215,205 4,548,398
Telefonaktiebolaget LM Ericsson,
Class B
1,080,148 12,509,357
Telia Co. AB
932,874 4,790,646
Number
of Shares Value $
Trelleborg AB, Class B
77,120 3,381,197
Volvo AB, Class B
618,458 24,100,926
(Cost $203,949,169)
325,673,536
Switzerland — 9.9%
ABB Ltd.
608,357 56,827,989
Alcon, Inc.
194,190 16,886,965
Avolta AG *
32,538 2,147,758
Banque Cantonale Vaudoise
10,771 1,651,689
Barry Callebaut AG
1,412 2,653,756
Belimo Holding AG
3,831 3,846,696
BKW AG
8,120 1,598,970
Chocoladefabriken Lindt &
Spruengli AG
41 6,761,787
Chocoladefabriken Lindt &
Spruengli AG Participation
Certificates
373 6,141,874
Cie Financiere Richemont SA,
Class A
208,440 42,631,450
Coca-Cola HBC AG *
85,418 5,536,966
DSM-Firmenich AG
68,068 4,861,141
EMS-Chemie Holding AG
2,789 2,317,970
Galderma Group AG
59,968 11,379,763
Geberit AG
13,142 11,076,304
Givaudan SA
3,594 14,453,597
Glencore PLC *
3,837,397 27,615,655
Helvetia Baloise Holding AG
30,829 8,019,509
Holcim AG *
197,738 18,229,394
Julius Baer Group Ltd.
78,743 6,718,529
Kuehne + Nagel International AG
18,419 4,296,609
Logitech International SA
60,416 5,566,586
Lonza Group AG
27,288 19,030,793
Nestle SA
999,306 109,152,264
Novartis AG
737,911 125,248,599
Partners Group Holding AG
8,746 9,753,294
Roche Holding AG
272,182 129,922,344
Roche Holding AG
12,847 6,372,954
Sandoz Group AG
161,381 14,277,344
Schindler Holding AG
8,753 3,204,747
Schindler Holding AG
Participation Certificates
16,164 6,172,531
SGS SA
63,803 8,049,543
Sika AG
58,990 12,237,634
Sonova Holding AG
19,732 5,181,623
STMicroelectronics NV
155,149 5,208,240
STMicroelectronics NV, Class Y
106,593 3,582,591
Straumann Holding AG
44,073 5,308,135
Swatch Group AG — Bearer
11,552 2,956,927
Swiss Life Holding AG
11,047 12,664,142
Swiss Prime Site AG
30,617 5,841,860
Swiss Re AG
116,069 20,523,614
Swisscom AG
9,902 9,292,180
UBS Group AG
1,231,371 51,266,418

8 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI EAFE Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
VAT Group AG, 144A
10,760 7,616,040
Zurich Insurance Group AG
56,691 42,810,424
(Cost $539,243,345)
876,895,198
United Kingdom — 13.9%
3i Group PLC
385,871 17,275,043
Admiral Group PLC
101,822 4,067,215
Airtel Africa PLC, 144A
351,022 1,650,962
Anglo American PLC
433,541 21,623,532
Ashtead Group PLC
160,079 11,489,811
Associated British Foods PLC
126,768 3,377,487
AstraZeneca PLC
601,537 125,993,058
Autotrader Group PLC, 144A
347,091 2,305,576
Aviva PLC
1,178,835 10,898,193
BAE Systems PLC
1,163,181 33,106,905
Barclays PLC
5,313,241 32,425,841
Barratt Redrow PLC
526,549 2,590,765
BP PLC
6,097,431 39,249,492
British American Tobacco PLC
845,158 52,848,571
BT Group PLC
2,370,343 6,925,447
Bunzl PLC
127,345 3,765,268
Centrica PLC
1,807,433 4,850,873
Coca-Cola Europacific Partners
PLC
81,788 9,031,849
Compass Group PLC
657,311 20,179,109
Diageo PLC
863,283 19,341,592
Endeavour Mining PLC
75,737 5,399,346
Entain PLC
230,995 1,789,978
GSK PLC
1,580,602 46,883,490
Haleon PLC
3,453,902 18,883,930
Halma PLC
150,040 8,460,112
HSBC Holdings PLC
6,657,122 125,026,484
Imperial Brands PLC
291,679 13,069,958
Informa PLC
512,144 5,785,183
InterContinental Hotels Group
PLC
55,574 7,641,425
International Consolidated
Airlines Group SA
472,444 2,694,067
Intertek Group PLC
62,450 3,974,073
J Sainsbury PLC
655,424 3,082,656
JD Sports Fashion PLC
980,560 1,083,327
Kingfisher PLC
692,039 3,455,383
Land Securities Group PLC REIT
283,294 2,468,217
Legal & General Group PLC
2,180,040 7,970,611
Lloyds Banking Group PLC
22,807,230 31,489,218
London Stock Exchange Group
PLC
177,526 21,196,934
M&G PLC
909,383 3,893,511
Marks & Spencer Group PLC
781,980 4,178,459
Melrose Industries PLC
487,697 3,718,694
National Grid PLC
1,926,110 36,106,516
NatWest Group PLC
3,120,994 26,035,202
Next PLC
44,798 8,162,302
Number
of Shares Value $
Pearson PLC
235,714 3,048,902
Phoenix Group Holdings PLC
258,621 2,673,231
Reckitt Benckiser Group PLC
249,815 21,923,519
RELX PLC
706,004 24,585,386
Rentokil Initial PLC
995,553 6,120,643
Rio Tinto PLC
436,748 43,172,620
Rolls-Royce Holdings PLC
3,256,366 58,519,903
Sage Group PLC
382,173 4,232,564
Schroders PLC
269,234 2,126,204
Segro PLC REIT
491,425 5,571,009
Severn Trent PLC
102,111 4,513,607
Shell PLC
2,207,710 91,443,451
Smith & Nephew PLC
323,254 5,974,713
Smiths Group PLC
127,190 4,706,855
Spirax Group PLC
27,599 2,940,171
SSE PLC
468,235 16,968,054
Standard Chartered PLC
753,562 18,604,664
Tesco PLC
2,521,872 16,333,685
Unilever PLC
844,789 62,240,732
United Utilities Group PLC
262,363 4,925,282
Verisure PLC *
103,817 1,158,621
Vodafone Group PLC
7,408,787 11,432,204
Whitbread PLC
68,202 2,389,724
Wise PLC, Class A *
259,674 3,011,319
(Cost $792,455,944)
1,234,062,728
TOTAL COMMON STOCKS
(Cost $5,334,548,052)
8,682,796,329
PREFERRED STOCKS — 0.3%
Germany — 0.3%
Bayerische Motoren Werke AG
21,731 2,282,718
Dr Ing hc F Porsche AG, 144A (b)
42,048 2,056,419
Henkel AG & Co. KGaA
60,010 5,898,116
Porsche Automobil Holding SE
57,604 2,452,380
Sartorius AG (b)
9,909 2,813,548
Volkswagen AG
80,093 9,577,361
(Cost $26,134,483)
25,080,542
EXCHANGE-TRADED FUNDS
— 0.1%
iShares Currency Hedged MSCI
EAFE ETF (b)
(Cost $9,960,750)
250,000 11,257,500
SECURITIES LENDING
COLLATERAL — 1.0%
DWS Government & Agency
Securities Portfolio
"DWS Government Cash
Institutional Shares", 3.57%
(d)(e)
(Cost $86,081,017)
86,081,017 86,081,017

DBX ETF Trust | 9
Schedule of Investments
Xtrackers MSCI EAFE Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Hidden Row
Securities are listed in country of domicile.
Number
of Shares Value $
CASH EQUIVALENTS — 1.1%
DWS Government Money Market
Series "Institutional Shares",
3.62% (d)
(Cost $99,672,077)
99,672,077 99,672,077
Number
of Shares Value $
TOTAL INVESTMENTS
— 100.6%
(Cost $5,556,396,379)
8,904,887,465
Other assets and liabilities,
net — (0.6%)
(49,418,813)
NET ASSETS — 100.0%
8,855,468,652
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2026 is as follows:
Value ($) at
5/31/2025
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
2/28/2026
Value ($) at
2/28/2026
COMMON STOCKS — 0.3%
Germany — 0.3%
Deutsche Bank AG (c)
21,674,545 2,036,814 (4,928,236) 1,955,131 4,484,458 — — 704,612 25,222,712
SECURITIES LENDING COLLATERAL — 1.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.57% (d)(e)
87,680,530 — (1,599,513) (f) — — 436,060 — 86,081,017 86,081,017
CASH EQUIVALENTS — 1.1%
DWS Government Money Market Series "Institutional Shares", 3.62% (d)
95,373,226 878,761,738 (874,462,887) — — 3,462,238 — 99,672,077 99,672,077
204,728,301 880,798,552 (880,990,636) 1,955,131 4,484,458 3,898,298 — 186,457,706 210,975,806
*
Non-income producing security.
(a)
Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2026 amounted to $91,425,622, which is 1.0% of net assets.
(c)
Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e) Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $12,478,357.
(f) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28,
2026.
ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen (Dutch Certificate)
REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

10 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI EAFE Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
At February 28, 2026 the Xtrackers MSCI EAFE Hedged Equity ETF had the following sector diversification:
At February 28, 2026, open futures contracts purchased were as follows:
At February 28, 2026, the Fund had the following forward foreign currency contracts outstanding:
Sector Diversification
Market
Value $
As a % of Total
Investments
excluding
Exchange-Traded
Funds, Securities
Lending Collateral
and Cash
Equivalents
Financials
2,132,133,213 24.5
Industrials
1,749,307,489 20.1
Health Care
962,950,098 11.0
Consumer Discretionary
777,615,107 9.0
Information Technology
759,296,445 8.7
Consumer Staples
644,809,212 7.4
Materials
524,414,821 6.0
Communication Services
355,753,683 4.1
Utilities
342,053,612 3.9
Energy
291,937,475 3.4
Real Estate
167,605,716 1.9
Total
8,707,876,871 100.0
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation
(Depreciation) ( $ )
CAC 40 Index
EUR 60 5,914,797 6,092,452 3/20/2026 177,655
DAX Index
EUR 2 1,474,028 1,497,502 3/20/2026 23,474
EURO STOXX 50 Index
EUR 520 35,694,073 37,806,027 3/20/2026 2,111,954
FTSE 100 Index
GBP 135 17,897,375 19,841,597 3/20/2026 1,944,222
FTSE MIB Index
EUR 6 1,595,129 1,675,664 3/20/2026 80,535
IBEX 35 Index
EUR 16 3,395,828 3,480,750 3/20/2026 84,922
MSCI EAFE Index
USD 100 14,511,525 15,825,500 3/20/2026 1,313,975
MSCI Singapore Index
SGD 50 1,845,111 1,824,453 3/30/2026 (20,658)
OMXS30 Index
SEK 120 4,147,788 4,288,515 3/20/2026 140,727
SMI Index
CHF 65 11,080,071 11,798,660 3/20/2026 718,589
SPI 200 Index
AUD 42 6,526,336 6,852,123 3/19/2026 325,787
TOPIX Index
JPY 98 22,480,157 24,816,124 3/12/2026 2,335,967
Total net unrealized appreciation
9,237,149
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation ( $ ) Depreciation ( $ )
The Bank of New York Mellon
3/3/2026 AUD 782,272,942 USD 547,995,495 — (8,701,986)
The Bank of New York Mellon
3/3/2026 CHF 632,585,500 USD 823,961,200 879,758 —
Morgan Stanley Capital
3/3/2026 DKK 55,714,000 USD 8,885,529 73,298 —
Morgan Stanley Capital
3/3/2026 DKK 3,725,100 USD 588,678 — (517)
Morgan Stanley Capital
3/3/2026 DKK 997,217,500 USD 159,119,982 1,391,032 —
The Bank of New York Mellon
3/3/2026 EUR 2,469,841,000 USD 2,942,138,815 23,280,445 —
RBC Capital Markets
3/3/2026 GBP 906,947,300 USD 1,244,523,061 22,263,299 —

DBX ETF Trust | 11
Schedule of Investments
Xtrackers MSCI EAFE Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation ( $ ) Depreciation ( $ )
Morgan Stanley Capital
3/3/2026 HKD 72,769,000 USD 9,324,390 21,516 —
Morgan Stanley Capital
3/3/2026 HKD 1,178,896,400 USD 151,107,534 396,041 —
Morgan Stanley Capital
3/3/2026 JPY 6,805,949,000 USD 44,200,571 607,120 —
Morgan Stanley Capital
3/3/2026 JPY 282,167,741,700 USD 1,833,527,078 26,186,823 —
Goldman Sachs & Co.
3/3/2026 NOK 239,603,200 USD 24,958,017 — (240,895)
Goldman Sachs & Co.
3/3/2026 NOK 19,845,000 USD 2,067,103 — (19,983)
JP Morgan & Chase Co.
3/3/2026 NOK 16,277,900 USD 1,695,542 — (16,395)
RBC Capital Markets
3/3/2026 NOK 211,411,000 USD 22,021,339 — (212,618)
JP Morgan & Chase Co.
3/3/2026 NZD 852,000 USD 515,850 4,712 —
JP Morgan & Chase Co.
3/3/2026 NZD 13,184,300 USD 7,982,623 72,995 —
RBC Capital Markets
3/3/2026 NZD 10,227,000 USD 6,192,224 56,762 —
Morgan Stanley Capital
3/3/2026 SEK 2,464,750,100 USD 278,822,206 5,747,864 —
Morgan Stanley Capital
3/3/2026 SEK 65,190,000 USD 7,370,880 148,356 —
Goldman Sachs & Co.
3/3/2026 SGD 65,836,200 USD 51,981,556 — (79,583)
Goldman Sachs & Co.
3/3/2026 SGD 3,595,000 USD 2,838,395 — (4,415)
RBC Capital Markets
3/3/2026 SGD 83,582,200 USD 65,993,016 — (101,086)
Morgan Stanley Capital
3/3/2026 USD 548,639,346 AUD 769,869,942 — (768,348)
The Bank of New York Mellon
3/3/2026 USD 642,010 AUD 914,300 8,643 —
The Bank of New York Mellon
3/3/2026 USD 1,919,464 AUD 2,743,000 32,568 —
The Bank of New York Mellon
3/3/2026 USD 1,293,500 AUD 1,828,700 7,878 —
The Bank of New York Mellon
3/3/2026 USD 1,950,706 AUD 2,743,000 1,325 —
The Bank of New York Mellon
3/3/2026 USD 1,906,764 AUD 2,743,000 45,268 —
The Bank of New York Mellon
3/3/2026 USD 1,002,428 AUD 1,431,000 15,930 —
The Bank of New York Mellon
3/3/2026 USD 2,793,443 CHF 2,171,000 31,328 —
The Bank of New York Mellon
3/3/2026 USD 1,888,543 CHF 1,447,400 — (5,275)
The Bank of New York Mellon
3/3/2026 USD 2,805,611 CHF 2,171,000 19,161 —
The Bank of New York Mellon
3/3/2026 USD 792,328,717 CHF 609,340,400 507,627 —
The Bank of New York Mellon
3/3/2026 USD 935,944 CHF 723,700 5,690 —
The Bank of New York Mellon
3/3/2026 USD 18,967,341 CHF 14,561,000 — (21,461)
The Bank of New York Mellon
3/3/2026 USD 2,802,469 CHF 2,171,000 22,303 —
Morgan Stanley Capital
3/3/2026 USD 584,975 DKK 3,698,800 60 —
Morgan Stanley Capital
3/3/2026 USD 165,810,438 DKK 1,049,232,700 145,708 —
The Bank of New York Mellon
3/3/2026 USD 588,484 DKK 3,725,100 711 —
Morgan Stanley Capital
3/3/2026 USD 2,875,164,839 EUR 2,435,135,800 2,678,922 —
The Bank of New York Mellon
3/3/2026 USD 10,240,819 EUR 8,676,300 12,833 —
The Bank of New York Mellon
3/3/2026 USD 3,423,194 EUR 2,892,100 — (5,310)
The Bank of New York Mellon
3/3/2026 USD 6,886,923 EUR 5,784,200 — (51,155)
The Bank of New York Mellon
3/3/2026 USD 10,256,480 EUR 8,676,300 — (2,827)
The Bank of New York Mellon
3/3/2026 USD 10,244,420 EUR 8,676,300 9,233 —
RBC Capital Markets
3/3/2026 USD 2,893,064 GBP 2,120,400 — (35,478)
RBC Capital Markets
3/3/2026 USD 4,291,457 GBP 3,180,700 — (4,944)
RBC Capital Markets
3/3/2026 USD 1,200,198,044 GBP 892,705,600 2,868,699 —
RBC Capital Markets
3/3/2026 USD 4,346,857 GBP 3,180,700 — (60,344)
RBC Capital Markets
3/3/2026 USD 2,084,360 GBP 1,519,000 — (37,259)
RBC Capital Markets
3/3/2026 USD 4,343,001 GBP 3,180,700 — (56,488)
RBC Capital Markets
3/3/2026 USD 1,452,091 GBP 1,060,200 — (23,298)
Morgan Stanley Capital
3/3/2026 USD 563,641 HKD 4,397,000 — (1,523)
RBC Capital Markets
3/3/2026 USD 158,887,288 HKD 1,242,840,200 — (1,145)
The Bank of New York Mellon
3/3/2026 USD 566,076 HKD 4,428,200 31 —
Morgan Stanley Capital
3/3/2026 USD 4,392,134 JPY 676,753,400 — (57,394)
Morgan Stanley Capital
3/3/2026 USD 1,824,904,213 JPY 284,913,170,300 21,055 —

12 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI EAFE Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation ( $ ) Depreciation ( $ )
Morgan Stanley Capital
3/3/2026 USD 2,177,841 JPY 338,376,700 — (10,471)
Morgan Stanley Capital
3/3/2026 USD 6,541,502 JPY 1,015,130,100 — (39,393)
Morgan Stanley Capital
3/3/2026 USD 6,485,393 JPY 1,015,130,100 16,716 —
The Bank of New York Mellon
3/3/2026 USD 6,502,455 JPY 1,015,130,100 — (346)
Goldman Sachs & Co.
3/3/2026 USD 27,271,869 NOK 259,448,200 14,129 —
JP Morgan & Chase Co.
3/3/2026 USD 1,711,050 NOK 16,277,900 886 —
RBC Capital Markets
3/3/2026 USD 22,222,444 NOK 211,411,000 11,513 —
JP Morgan & Chase Co.
3/3/2026 USD 8,422,482 NZD 14,036,300 — (1,715)
RBC Capital Markets
3/3/2026 USD 6,136,711 NZD 10,227,000 — (1,250)
Morgan Stanley Capital
3/3/2026 USD 992,622 SEK 8,887,400 — (7,970)
Morgan Stanley Capital
3/3/2026 USD 276,789,680 SEK 2,497,325,200 — (106,281)
Morgan Stanley Capital
3/3/2026 USD 991,784 SEK 8,897,800 — (5,980)
Morgan Stanley Capital
3/3/2026 USD 667,757 SEK 5,931,900 — (10,551)
The Bank of New York Mellon
3/3/2026 USD 983,554 SEK 8,897,800 2,250 —
Goldman Sachs & Co.
3/3/2026 USD 54,892,833 SGD 69,431,200 11,115 —
RBC Capital Markets
3/3/2026 USD 428,315 SGD 541,300 — (272)
RBC Capital Markets
3/3/2026 USD 65,227,814 SGD 82,503,400 13,208 —
RBC Capital Markets
3/3/2026 USD 423,303 SGD 537,500 1,734 —
JP Morgan & Chase Co.
3/4/2026 ILS 12,195,000 USD 3,951,382 58,284 —
JP Morgan & Chase Co.
3/4/2026 ILS 173,804,300 USD 56,243,706 758,901 —
JP Morgan & Chase Co.
3/4/2026 USD 59,322,351 ILS 185,999,300 55,552 —
Morgan Stanley Capital
4/2/2026 AUD 769,869,942 USD 548,583,530 784,612 —
Morgan Stanley Capital
4/2/2026 AUD 49,643,000 USD 35,338,320 14,975 —
The Bank of New York Mellon
4/2/2026 CHF 609,340,400 USD 794,911,754 — (869,102)
The Bank of New York Mellon
4/2/2026 CHF 39,369,000 USD 51,355,871 — (58,899)
Morgan Stanley Capital
4/2/2026 EUR 2,435,135,800 USD 2,879,302,135 — (3,276,527)
RBC Capital Markets
4/2/2026 EUR 136,526,000 USD 161,425,452 — (186,452)
RBC Capital Markets
4/2/2026 GBP 892,705,600 USD 1,200,285,529 — (2,896,584)
RBC Capital Markets
4/2/2026 GBP 67,382,000 USD 90,596,572 — (220,397)
RBC Capital Markets
4/2/2026 HKD 1,242,840,200 USD 159,092,709 — (28,174)
Morgan Stanley Capital
4/2/2026 JPY 284,913,170,300 USD 1,829,638,715 — (209,284)
RBC Capital Markets
4/2/2026 JPY 29,621,166,000 USD 190,214,982 — (26,245)
JP Morgan & Chase Co.
4/2/2026 NZD 880,000 USD 528,609 4 —
JP Morgan & Chase Co.
4/2/2026 NZD 14,036,300 USD 8,430,884 — (540)
RBC Capital Markets
4/2/2026 NZD 10,227,000 USD 6,143,471 245 —
Morgan Stanley Capital
4/2/2026 SEK 2,497,325,200 USD 277,229,069 45,858 —
Morgan Stanley Capital
4/2/2026 SEK 168,726,000 USD 18,712,038 — (15,204)
Goldman Sachs & Co.
4/2/2026 SGD 1,889,000 USD 1,496,653 — (653)
Goldman Sachs & Co.
4/2/2026 SGD 69,431,200 USD 55,009,824 — (24,450)
RBC Capital Markets
4/2/2026 SGD 82,503,400 USD 65,365,537 — (30,348)
JP Morgan & Chase Co.
4/3/2026 ILS 185,999,300 USD 59,331,813 — (66,317)
JP Morgan & Chase Co.
4/3/2026 ILS 19,214,000 USD 6,129,337 — (6,577)
Morgan Stanley Capital
4/7/2026 DKK 1,049,232,700 USD 166,139,282 — (180,935)
Goldman Sachs & Co.
4/7/2026 NOK 259,448,200 USD 27,265,850 — (14,235)
Goldman Sachs & Co.
4/7/2026 NOK 29,555,000 USD 3,106,018 — (1,589)
JP Morgan & Chase Co.
4/7/2026 NOK 16,277,900 USD 1,710,709 — (856)
RBC Capital Markets
4/7/2026 NOK 211,411,000 USD 22,218,439 — (10,701)
Morgan Stanley Capital
4/7/2026 USD 589,846 DKK 3,725,100 642 —
Morgan Stanley Capital
4/7/2026 USD 29,020,142 DKK 183,087,000 2,085 —
Total unrealized appreciation (depreciation)
89,357,703 (18,818,025)

DBX ETF Trust | 13
Schedule of Investments
Xtrackers MSCI EAFE Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Currency Abbreviations
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2026 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DBEF-PH3
AUD Australian Dollar
CHF Swiss Franc
DKK Danish Krone
EUR Euro
GBP Pound Sterling
HKD Hong Kong Dollar
ILS Israeli Shekel
JPY Japanese Yen
NOK Norwegian Krone
NZD New Zealand Dollar
SEK Swedish Krona
SGD Singapore Dollar
USD U.S. Dollar
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 8,682,796,329 $ — $ — $ 8,682,796,329
Preferred Stocks
25,080,542 — — 25,080,542
Exchange-Traded Funds
11,257,500 — — 11,257,500
Short-Term Investments (a)
185,753,094 — — 185,753,094
Derivatives (b)
Forward Foreign Currency Contracts
— 89,357,703 — 89,357,703
Futures Contracts
9,257,807 — — 9,257,807
TOTAL
$ 8,914,145,272 $ 89,357,703 $ — $ 9,003,502,975
Liabilities Level 1 Level 2 Level 3 Total
Derivatives (b)
Forward Foreign Currency Contracts
$ — $ (18,818,025) $ — $ (18,818,025)
Futures Contracts
(20,658) — — (20,658)
TOTAL
$ (20,658) $ (18,818,025) $ — $ (18,838,683)
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.